Risk management - Spain foreclosed properties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets foreclosed
Loans and advances to customers	€ 972,682	€ 916,199	€ 942,218
Investments	7,525	7,622	8,772	€ 7,588
Spain | Foreclosed Properties
Assets foreclosed
Loans and advances to customers	3,591	3,962	4,190
Investments	701
Changes in property loans
Gross additions	400	500	700
Disposals	(1,100)	(900)	(2,700)
Difference	(700)	(400)	(2,000)
Spain | Foreclosed Properties | Project Quasar Investment 2017 S.L.
Assets foreclosed
Investments	655
Spain | Foreclosed Properties | Construction and property development
Assets foreclosed
Loans and advances to customers	2,937
Spain | Foreclosed Properties | Completed buildings
Assets foreclosed
Loans and advances to customers	1,101
Spain | Foreclosed Properties | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	289
Spain | Foreclosed Properties | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	812
Spain | Foreclosed Properties | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	55
Spain | Foreclosed Properties | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	30
Spain | Foreclosed Properties | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	25
Spain | Foreclosed Properties | Land
Assets foreclosed
Loans and advances to customers	1,781
Spain | Foreclosed Properties | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	701
Spain | Foreclosed Properties | Land | Other land
Assets foreclosed
Loans and advances to customers	1,080
Spain | Foreclosed Properties | Home purchase loans
Assets foreclosed
Loans and advances to customers	528
Spain | Foreclosed Properties | Other loans
Assets foreclosed
Loans and advances to customers	126
Spain | Foreclosed Properties | Gross carrying amount
Assets foreclosed
Loans and advances to customers	7,364	7,937	8,226
Spain | Foreclosed Properties | Gross carrying amount | Construction and property development
Assets foreclosed
Loans and advances to customers	6,313
Spain | Foreclosed Properties | Gross carrying amount | Completed buildings
Assets foreclosed
Loans and advances to customers	1,900
Spain | Foreclosed Properties | Gross carrying amount | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	470
Spain | Foreclosed Properties | Gross carrying amount | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	1,430
Spain | Foreclosed Properties | Gross carrying amount | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	112
Spain | Foreclosed Properties | Gross carrying amount | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	56
Spain | Foreclosed Properties | Gross carrying amount | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	56
Spain | Foreclosed Properties | Gross carrying amount | Land
Assets foreclosed
Loans and advances to customers	4,301
Spain | Foreclosed Properties | Gross carrying amount | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	1,506
Spain | Foreclosed Properties | Gross carrying amount | Land | Other land
Assets foreclosed
Loans and advances to customers	2,795
Spain | Foreclosed Properties | Gross carrying amount | Home purchase loans
Assets foreclosed
Loans and advances to customers	838
Spain | Foreclosed Properties | Gross carrying amount | Other loans
Assets foreclosed
Loans and advances to customers	213
Spain | Foreclosed Properties | Accumulated impairment
Assets foreclosed
Loans and advances to customers	(3,773)	(3,975)	(4,036)
Spain | Foreclosed Properties | Accumulated impairment | Construction and property development
Assets foreclosed
Loans and advances to customers	(3,376)
Spain | Foreclosed Properties | Accumulated impairment | Completed buildings
Assets foreclosed
Loans and advances to customers	(799)
Spain | Foreclosed Properties | Accumulated impairment | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	(181)
Spain | Foreclosed Properties | Accumulated impairment | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	(618)
Spain | Foreclosed Properties | Accumulated impairment | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	(57)
Spain | Foreclosed Properties | Accumulated impairment | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	(26)
Spain | Foreclosed Properties | Accumulated impairment | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	(31)
Spain | Foreclosed Properties | Accumulated impairment | Land
Assets foreclosed
Loans and advances to customers	(2,520)
Spain | Foreclosed Properties | Accumulated impairment | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	(805)
Spain | Foreclosed Properties | Accumulated impairment | Land | Other land
Assets foreclosed
Loans and advances to customers	(1,715)
Spain | Foreclosed Properties | Accumulated impairment | Home purchase loans
Assets foreclosed
Loans and advances to customers	(310)
Spain | Foreclosed Properties | Accumulated impairment | Other loans
Assets foreclosed
Loans and advances to customers	(87)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure
Assets foreclosed
Loans and advances to customers	(2,729)	€ (2,834)	€ (2,812)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Construction and property development
Assets foreclosed
Loans and advances to customers	(2,455)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Completed buildings
Assets foreclosed
Loans and advances to customers	(627)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Completed buildings | Residential loans
Assets foreclosed
Loans and advances to customers	(143)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Completed buildings | Other purposes
Assets foreclosed
Loans and advances to customers	(484)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Buildings and other constructions under construction
Assets foreclosed
Loans and advances to customers	(42)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Buildings and other constructions under construction | Residential loans
Assets foreclosed
Loans and advances to customers	(17)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Buildings and other constructions under construction | Other purposes
Assets foreclosed
Loans and advances to customers	(25)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Land
Assets foreclosed
Loans and advances to customers	(1,786)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Land | Developed consolidated land
Assets foreclosed
Loans and advances to customers	(496)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Land | Other land
Assets foreclosed
Loans and advances to customers	(1,290)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Home purchase loans
Assets foreclosed
Loans and advances to customers	(211)
Spain | Foreclosed Properties | Impairment losses since time of foreclosure | Other loans
Assets foreclosed
Loans and advances to customers	(63)
Spain | Foreclosed Equity Instruments | Project Quasar Investment 2017 S.L.
Assets foreclosed
Investments	€ 16